Assets and Liabilities - Summary of Carrying Amounts of Lease Liabilities and Movements (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Lease liabilities	kr 12,689	kr 13,006
Additions	3,963	4,008
Accretion of interest	567	351
Payments	(3,678)	(3,838)
Exchange rate adjustments	(7)
Modifications		(838)
Lease liabilities	13,534	12,689
Current	3,657	2,876
Non-current	kr 9,877	kr 9,813